Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 81,308
Ending balance	74,546	¥ 81,308
Interest income recognized during the reporting period	443	748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	11,970	11,308
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	17,166
Ending balance	16,805	17,166
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	10,322
Ending balance	11,167	10,322
Interest income recognized during the reporting period	259	519
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	667	736
Corporate borrowers | Non-recourse Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	10,148
Ending balance	10,256	10,148
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	43,672
Ending balance	36,318	43,672
Interest income recognized during the reporting period	184	229
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 11,303	¥ 10,572